Lines of Credit, Promissory Notes, and Notes Payable (Details) - Summary of All Debt - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Line of Credit Facility [Line Items]
Short-term and long-term debt	$ 10,247	$ 6,017
Less current maturities	5,576	989
Long-term debt	4,671	5,028
Revolving Line Of Credit [Member]
Line of Credit Facility [Line Items]
Short-term and long-term debt	9,500	4,716
Promissory Notes, Related to Acquistion [Member]
Line of Credit Facility [Line Items]
Short-term and long-term debt	$ 747	1,263
Note Payable 1 [Member]
Line of Credit Facility [Line Items]
Short-term and long-term debt		$ 38